Western & Southern Financial Group®	400 Broadway Cincinnati, OH 45202 Tel: 513-357-4076 Simon.Berry@wslife.com

July 30, 2026

VIA EDGAR TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Touchstone Strategic Trust (the “Trust”)

File Nos: 002-80859 and 811-03651

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information, each dated July 27, 2026, do not differ from those contained in Post-Effective Amendment No. 245 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on July 27, 2026 (SEC Accession No. 0001193125-26-318217) and became effective on July 27, 2026.

Please contact the undersigned at (513) 357-4076 if you have any questions.

Sincerely,

/s/ Simon Berry

Simon Berry
Western & Southern Financial Group
Senior Counsel